LONGLEAF PARTNERS FUNDS
SUPPLEMENT DATED JULY 14, 2010
TO PROSPECTUS DATED MAY 1, 2010
July 14, 2010
Effective July 1, 2010, BNY Mellon completed its acquisition of PNC Global Investment Servicing (PNC GIS), who has been serving as Longleaf’s Transfer, Dividend and Pricing Agent. In connection with the acquisition, PNC GIS has changed its name to BNY Mellon Investment Servicing (US) Inc. (BNY Mellon). Accordingly, all references to PNC GIS in the Prospectus and Statement of Additional Information should be changed to BNY Mellon.